Operating Lease Liabilities	6 Months Ended
Sep. 30, 2025
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

Note 17 — OPERATING LEASE LIABILITIES

The Company entered into various non-cancellable operating lease agreements for certain leasehold properties. The Company determine if an arrangement is a lease, or contains a lease, at inception and record the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms may include one or more options to extend the lease terms, for periods from one to three years, when it is reasonably certain that the Company will exercise that option.

As of September 30, 2025, the options to extend the leases were recognized as ROU assets — operating leases and operating lease liabilities on the consolidated balance sheets. The Company has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at lease inception.

Future operating lease payments, excluding short-term leases, as of September 30, 2025, are detailed as follows:

Operating leases	S$	US$
2026	1,741,810	1,350,241
2027	1,250,093	969,064
2028	1,157,779	897,503
2029	690,174	535,019
2030	481,878	373,548
Thereafter	412,800	320,000
Total future lease payment	5,734,534	4,445,375
Less: Imputed interest	(716,796)	(555,656)
Present value of operating lease liabilities	5,017,738	3,889,719
Less: Current portion	(1,472,627)	(1,141,571)
Long-term portion of lease liabilities	3,545,111	2,748,148

The following table shows the weighted-average lease terms and discount rates for operating leases:

2025
Weighted average remaining lease term (Years)
Operating leases	3

Weighted average discount rate (%)
Operating leases	6%